Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 0	$ 154	$ 0
Foreign	2,202	711	152
Total current tax expense	2,202	865	152
Domestic	0	0	0
Foreign	0	0	0
Total deferred tax expense	0	0	0
Total provision for income taxes	$ 2,202	$ 865	$ 152